Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Eps Tables
Schedule of income and share data used in the basic and diluted EPS computations

The following reflects the income and share data used in the basic and diluted EPS computations:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)
Numerator
Net profit from continuing operations attributable to ordinary equity holders of the Parent	94,171	120,060	218,260
Net loss from discontinued operations attributable to ordinary equity holders of the Parent	(389)	(3,886)	(2,728)
Net profit attributable to ordinary equity holders of the Parent	93,782	116,174	215,532

	2017	2016	2015
	Thousands	Thousands	Thousands
Denominator
Weighted average number of common and investment shares	446,062	544,687	573,998

	2017	2016	2015
	S/	S/	S/

Basic profit for common and investment shares from continuing operations	0.21	0.22	0.39
Basic loss for common and investment shares from discontinued operations	—	(0.01)	(0.01)
Basic profit for common and investment shares from continuing and discontinued operations	0.21	0.21	0.38